Notes to the Profit or Loss Statement - Schedule of Changes in Deferred Taxes (Detail) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Financial Liabilities from Future Payments to Royalty Pharma
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Income / (Expense)	€ 7,633
Direct Recognition in Equity	0
Bonds
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Income / (Expense)	4,074
Direct Recognition in Equity	0
Leases
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Income / (Expense)	(478)
Direct Recognition in Equity	0
Intangible Assets
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Income / (Expense)	3,819
Direct Recognition in Equity	0
Receivables and Other Assets
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Income / (Expense)	280
Direct Recognition in Equity	0
Property, Plant and Equipment
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Income / (Expense)	116
Direct Recognition in Equity	0
Provisions
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Income / (Expense)	(5)
Direct Recognition in Equity	0
Other Liabilities
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Income / (Expense)	(767)
Direct Recognition in Equity	0
Tax Losses
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Income / (Expense)	(14,716)
Direct Recognition in Equity	0
Foreign Currency Translation Differences
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Income / (Expense)	(231)
Direct Recognition in Equity	0
Total
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Income / (Expense)	(275)
Direct Recognition in Equity	€ 0